Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable consisted of the following:
Issuing bank	December 31, 2012		December 31, 2011
	RMB	US$	RMB
SPD Bank	38,299	6,147	-
	38,299	6,147	-